Earning per share (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪) shares		Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 ILS (₪) shares
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	₪ 90,431		$ 28,349		₪ 70,315	₪ 31,656
Weighted average number of shares used in computing basic earnings per share	13,906,412	[1]	13,906,412	[1]	13,874,334	13,867,017
Weighted average number of shares used in computing diluted earnings per share	13,913,507	[1]	13,913,507	[1]	13,874,334	13,867,017

[1]	Convenience Translation into US Dollars.